COMBINED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

	December 31,
	2019	2018
	(In thousands)
Other current assets:
Capitalized costs to obtain a contract with a customer	$43,069	$40,601
Prepaid expenses	41,934	36,636
Capitalized downloadable search toolbar costs, net	21,985	33,365
Other	45,346	56,857
Other current assets	$152,334	$167,459

Schedule of Property and Equipment, Net

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Capitalized software and computer equipment	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2019	2018
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$242,882	$224,497
Capitalized software and computer equipment	124,523	93,000
Furniture and other equipment	84,640	79,299
Land	11,591	11,591
Projects in progress	43,576	25,835
Property and equipment	507,212	434,222
Accumulated depreciation and amortization	(201,798)	(173,774)
Property and equipment, net	$305,414	$260,448

Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2019	2018
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$105,960	$99,205
Accrued advertising expense	59,269	64,626
Accrued revenue share	30,574	28,284
Other	124,670	107,450
Accrued expenses and other current liabilities	$320,473	$299,565

Schedule of Other (Expense) Income, Net

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Other income, net	$33,627	$282,470	$12,363

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the combined balance sheet to the total amounts shown in the combined statement of cash flows:

	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(In thousands)
Cash and cash equivalents	$839,796	$884,975	$757,202	$521,416
Restricted cash included in other current assets	527	1,441	2,737	204
Restricted cash included in other assets	409	420	—	10,548
Total cash and cash equivalents and restricted cash as shown on the combined statement of cash flows	$840,732	$886,836	$759,939	$532,168

Schedule of Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the combined balance sheet to the total amounts shown in the combined statement of cash flows:

	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(In thousands)
Cash and cash equivalents	$839,796	$884,975	$757,202	$521,416
Restricted cash included in other current assets	527	1,441	2,737	204
Restricted cash included in other assets	409	420	—	10,548
Total cash and cash equivalents and restricted cash as shown on the combined statement of cash flows	$840,732	$886,836	$759,939	$532,168

Schedule of Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Cash paid (received) during the year for:
Interest	$10,042	$13,108	$8
Income tax payments	$4,861	$4,084	$6,508
Income tax refunds	$(3,048)	$(30,320)	$(11,618)